EQUITY-ACCOUNTED INVESTMENTS (Details - Summary Information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Revenue	$ 1,305	$ 310	$ 74
Net (loss) income	223	(24)	0
Share of net income (loss): Cash Earnings	130	29	9
Share of net income (loss): Non-cash loss	(62)	(27)	$ (9)
Current assets	682	477
Property, plant and equipment, at fair value	11,999	8,098
Other assets	608	213
Current liabilities	1,080	687
Non-recourse Borrowings	6,078	4,294
Other liabilities	$ 1,197	$ 822